Risk/Return Detail Data - VIPFloatingRateHighIncomePortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Floating Rate High Income Portfolio /Investor Class
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Floating Rate High Income Portfolio seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45 % of the average value of its portfolio.
Portfolio Turnover, Rate	45.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in floating rate loans, which are often lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), and other floating rate securities. Investing in companies in troubled or uncertain financial condition. Investing in money market and investment-grade debt securities, and repurchase agreements. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. Effective December 11, 2025, normally investing at least 80% of assets in a combination of below investment grade floating rate loans and floating rate loans and floating rate securities of all types. Floating rate loans are debt instruments issued by companies or other entities that pay a floating rate of interest, which resets periodically. Floating rate loans include loans and loan participations. Floating rate securities include corporate bonds, repurchase agreements, shares of short-term bond funds, mortgage and other asset-backed securities, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Below investment grade floating rate loans and securities are floating rate loans and securities that are rated below BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	8.98%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(12.37%)
Performance Table Heading	Average Annual Returns
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | VIP Floating Rate High Income Portfolio - Investor Class
Risk/Return:
Management fee	0.67%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Acquired fund fees and expenses	0.06%	[2]
Total annual operating expenses	0.77%	[2]
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954
2015	(0.09%)
2016	9.16%
2017	3.79%
2018	(0.30%)
2019	8.88%
2020	2.78%
2021	5.08%
2022	(0.46%)
2023	12.22%
2024	8.36%
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | Return Before Taxes | VIP Floating Rate High Income Portfolio - Investor Class
Risk/Return:
Label	Investor Class
Past 1 year	8.36%
Past 5 years	5.51%
Past 10 years	4.85%
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | LB091
Risk/Return:
Label	Bloomberg U.S. Universal Bond Index
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%
VIPFloatingRateHighIncomePortfolio-InvestorPRO | VIP Floating Rate High Income Portfolio | SP026
Risk/Return:
Label	Morningstar® LSTA® US Performing Loans
Past 1 year	9.15%
Past 5 years	6.09%
Past 10 years	5.41%

[1]	A Adjusted to reflect current fees.
[2]	B Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.72%.